Document and Entity Information Document	Mar. 16, 2020
Document Information [Line Items]
Entity Address, Address Line One	14817 Oak Lane,
Entity Central Index Key	0001504008
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	BankUnited, Inc.
City Area Code	305
Local Phone Number	569-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-35039
Entity Tax Identification Number	27-0162450
Entity Address, City or Town	Miami Lakes,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33016
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BKU
Security Exchange Name	NYSE